Goodwill And Other Intangible Assets [Text Block]	12 Months Ended
Mar. 31, 2014
Goodwill And Other Intangible Assets [Text Block]
6.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2013 and 2014:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Krungsri	Global Markets	Total
				Other than MUAH	MUAH	Total
	(in millions)
Balance at March 31, 2012:
Goodwill	¥840,055	¥885,234	¥22,527	¥152,203	¥192,520	¥344,723	¥—	¥2,300	¥2,094,839
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	—	(1,740,556)

	—	—	7,792	151,671	192,520	344,191		2,300	354,283
Goodwill acquired during the fiscal year(2)	—	—	—	—	39,683	39,683	—	—	39,683
Foreign currency translation adjustments and other	—	—	—	—	23,990	23,990	—	—	23,990

Balance at March 31, 2013:
Goodwill	840,055	885,234	22,527	152,203	256,193	408,396	—	2,300	2,158,512
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	—	(1,740,556)

	—	—	7,792	151,671	256,193	407,864	—	2,300	417,956
Goodwill acquired during the fiscal year(2)	—	—	14,443	—	26,181	26,181	217,386	—	258,010
Impairment loss	—	—	(7,792)	—	—	—	—	—	(7,792)
Foreign currency translation adjustments and other	—	—	825	—	59,516	59,516	—	—	60,341

Balance at March 31, 2014:
Goodwill	840,055	885,234	37,795	152,203	341,890	494,093	217,386	2,300	2,476,863
Accumulated impairment losses	(840,055)	(885,234)	(22,527)	(532)	—	(532)	—	—	(1,748,348)

	¥—	¥—	¥15,268	¥151,671	¥341,890	¥493,561	¥217,386	¥2,300	¥728,515

Notes:

(1)	See Note 29 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with principal acquisitions.

There were no impairment losses recognized for the fiscal years ended March 31, 2012 and 2013.

For the fiscal year ended March 31, 2014, the MUFG Group recognized ¥7,792 million in impairment of goodwill relating to the Integrated Trust Assets Business Group segment. The MUFG Group readjusted its future projection of a reporting unit in this segment, considering a subsidiary’s recent business performance. As a result, the fair value of this reporting unit, which is based on discounted future cash flows, fell below the carrying amount of the reporting unit, and the impairment loss was recognized on the related goodwill. The impairment loss was included in Other non-interest expenses in the accompanying consolidated statements of income.

Other Intangible Assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of intangible assets at March 31, 2013 and 2014:

	2013			2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,640,297	¥1,105,783	¥534,514	¥1,858,371	¥1,245,657	¥612,714
Core deposit intangibles	638,863	456,339	182,524	712,188	497,219	214,969
Customer relationships	233,360	136,603	96,757	380,674	147,774	232,900
Trade names	52,562	14,430	38,132	72,788	16,995	55,793
Other	4,899	2,744	2,155	8,754	2,562	6,192

Total	¥2,569,981	¥1,715,899	854,082	¥3,032,775	¥1,910,207	1,122,568

Intangible assets not subject to amortization:
Indefinite-lived trade names			3,037			3,037
Other			9,034			7,749

Total			12,071			10,786

Total			¥866,153			¥1,133,354

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2013 amounted to ¥171,650 million, which primarily consisted of ¥163,748 million of software. The weighted average amortization period for these assets is 5 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2013 amounted to ¥50 million.

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2014 amounted to ¥455,843 million, which primarily consisted of ¥225,108 million of software, ¥61,629 million of core deposit intangibles, ¥145,936 million of customer relationships and ¥18,083 million of trade names. The weighted average amortization period for these assets are 5 years, 11 years, 13 years and 22 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2014 amounted to ¥289 million. See Note 2 for further details of acquired intangible assets.

For the fiscal years ended March 31, 2012, 2013 and 2014, the MUFG Group recognized ¥30,986 million, ¥3,378 million and ¥312 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.

The impairment loss for the fiscal year ended March 31, 2012 included a loss of ¥8,334 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group, which were not subject to amortization, and a loss of ¥18,554 million relating to the customer relationships from fund contracts under the Integrated Trust Assets Business Group, which were reclassified from intangible assets not subject to amortization to those subject to amortization at September 30, 2011. The intangible assets were valued based on discounted expected future cash flows. The MUFG Group reflected the business environment of the credit card business, which has recently experienced further deterioration, in the future cash flows projection for the contractual rights above. Also, the estimated future cash flows of the customer relationships above from fund contracts were revised downward due to the recent global financial market instability and its adverse impact on the expected growth prospects of trust assets. Accordingly, the MUFG Group reevaluated the intangible assets and recognized impairment losses.

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2015	¥231,427
2016	198,788
2017	170,098
2018	135,245
2019	95,218